INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired technology	$ 3,004
Accumulated amortization and Impairment	2,924	$ 2,655
Depreciated cost	$ 80	$ 349